Short-Term and Long-Term Bank Loans	12 Months Ended
Dec. 31, 2014
Short-term and Long-term Bank Loans [Abstract]
Short-term and Long-term Bank Loans
(12) Short-term and Long-term Bank Loans

	Interest
	rate per	12-31-2014		12-31-2013
Lender	annum	RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- April 18, 2013 to April 2, 2014	7.20%	-	-	20,000
- April 19, 2013 to April 11, 2014	7.20%	-	-	20,000
- April 23, 2013 to April 16, 2014	7.20%	-	-	25,000
- April 25, 2013 to April 18, 2014	7.20%	-	-	20,000
- May 2, 2013 to April 24, 2014	7.20%	-	-	20,000

LONG-TERM LOANS
Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	5.9%	10,000	1,612	10,000
		10,000	1,612	115,000
Less: amounts classified as short-term loan		-	-	(105,000)
Less: long-term loan, current portion		(3,350)	(540)	-
Long-term Loan		6,650	1,072	10,000

Notes:

The Company has entered into six loan agreements with commercial banks to finance its working capital, R&D investment and construction. The weighted average interest rate of short-term bank loans outstanding as of December 31, 2014 and 2013 was 7.2% and 7.42% per annum, respectively.

The principal amounts of the above short-term loans are repayable at the end of the loan period.

In April 2014, the Company obtained a loan for a total amount of RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd (“Shandong SNTON”) to pay off five short-term loans to Bank of Communications Co., Ltd. In May, 2014, the Company obtained another loan for the amount of RMB15,000 from SNTON Group solely for the purpose of purchasing raw materials. The interest rate of both loans shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China which was exactly the same interest rate calculation method when we paid off the loans to Bank of Communications.

On November 20, 2009, we signed a long-term loan agreement of RMB10,000 (US$1,612) with Weifang Dongfang State-owned Assets Management Co., Ltd., with an eight-year loan term, which became effective on October 19, 2009 and will expire on October 18, 2017. From 2015 to 2016, the Company will make principal installment payments of RMB3,350 (US$540) per year with the remaining principal balance of RMB3,300 (US$532) due in 2017. The annual interest rate for the loan is the benchmark interest rate for over five-year loans announced by the People’s Bank of China reduced by 10% and the applicable annual interest rate for the period ended December 31, 2014 is 5.9%. The loan is guaranteed by Shandong Deqin Investment& Guarantee Co., Ltd. and is used for our projects.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31,2014		December 31,2013	December 31,2012
	RMB	US$	RMB	RMB
Secured by:
Property plant and equipment, Land use right			105,000	110,000
Bills receivable	-	-	-	-
Guarantee company	10,000	1,612	10,000	10,000
Restricted cash		-	-	-
	10,000	1,612	115,000	120,000

Long-term bank loans maturity for the next five years after December 31, 2014 are as follows:

	RMB	US$
Fiscal 2015	3,350	540
Fiscal 2016	3,350	540
Fiscal 2017	3300	532
Fiscal 2018	-	-
Fiscal 2019	-	-